Asbestos-Related Liabilities (Summary of Percentage of Outstanding Claims Related to Claimants Alleging Serious Diseases) (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total claims
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Claims alleging serious diseases, percentage	22.00%	22.00%	22.00%
Pre-1964 claims in states without asbestos legislation
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Claims alleging serious diseases, percentage	41.00%	41.00%	41.00%